Consolidated Statement of Cash Flows - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Consolidated Net Loss	[1]	€ (56,172,121)	€ (69,826,469)	€ (60,382,776)
Impairment of Assets		24,033,479	9,863,582	10,141,187
Depreciation and Amortization of Tangible and Intangible Assets		3,750,259	4,028,948	3,763,813
Net (Gain) / Loss on Sales of Financial Assets at Fair Value through Profit or Loss (2017 and 2016: Available-for-sale Financial Assets)		1,114,330	84,841	915,201
Proceeds from Derivative Financial Instruments		(488,201)	(589,134)	725,157
Net (Gain) / Loss on Derivative Financial Instruments		121,717	919,042	(29,879)
Net (Gain) / Loss on Sale of Property, Plant and Equipment		(24,093)	11,314	(4,037)
Proceeds from Recognition of previously unrecognized Intangible Assets		(350,000)	0	0
Recognition of Contract Liability (2017 and 2016: Recognition of Deferred Revenue)		(1,993,763)	(19,595,746)	(19,042,772)
Share-based Payment		5,584,969	4,974,599	2,357,418
Income Tax (Benefit) / Expenses		(4,304,674)	1,036,365	518,625
Accounts Receivable		(6,610,625)	1,362,347	(1,154,597)
Prepaid Expenses and Other Assets, Tax Receivables and Other Receivables		545,816	1,807,670	(13,912,263)
Accounts Payable and Accruals, Tax Provisions and Other Provisions		1,890,046	7,819,386	13,010,160
Other Liabilities		(2,718,825)	3,133,558	(421,492)
Contract Liability (2017 and 2016: Deferred Revenue)		2,386,009	18,385,824	17,440,930
Income Taxes Paid		(33,837)	(1,861,982)	(540,383)
Changes in Operating Assets and Liabilities:
Net Cash Provided by / (Used in) Operating Activities		(33,269,514)	(38,445,855)	(46,615,708)
Investing Activities:
Purchase of Financial Assets at Fair Value through Profit or Loss (2017 and 2016: Available-for-sale Financial Assets)		(84,511,324)	(56,406,580)	(166,923,795)
Proceeds from Sales of Financial Assets at Fair Value through Profit or Loss (2017 and 2016: Available-for-sale Financial Assets)		126,388,925	33,231,500	167,873,152
Proceeds from Sales of Bonds, Available-for-sale		0	6,500,000	25,770,000
Purchase of Other Financial Assets at Amortized Cost (2017 and 2016: Financial Assets Classified as Loans and Receivables)		(366,810,000)	(108,000,000)	(256,499,997)
Proceeds from Sales of Other Financial Assets at Amortized Cost (2017 and 2016: Financial Assets Classified as Loans and Receivables)		149,980,211	170,498,593	149,894,769
Purchase of Property, Plant and Equipment		(1,820,749)	(1,317,058)	(2,502,286)
Proceeds from Disposals of Property, Plant and Equipment		28,444	84	5,000
Purchase of Intangible Assets		(644,575)	(11,831,789)	(411,204)
Purchase of Financial Assets at Fair Value through Other Comprehensive Income		(9,458)	0	0
Interest Received		136,124	257,752	2,008,325
Net Cash Provided by / (Used in) Investing Activities		(177,262,402)	32,932,502	(80,786,036)
Financing Activities:
Repurchase of Treasury Stock, Net of Bank Fees		0	0	(2,181,963)
Proceeds of Share Issuance		193,613,868	0	115,371,872
Cost of Share Issuance		(15,038,362)	(15,525)	(2,778,652)
Proceeds in Connection with Convertible Bonds Granted to Related Parties		1,020,849	8,189,345	0
Outflows in Connection with Convertible Bonds Granted to Related Parties		0	0	(6,707)
Interest Paid		(134,269)	0	(1,819)
Net Cash Provided by / (Used in) Financing Activities		179,462,086	8,173,820	110,402,731
Effect of Exchange Rate Differences on Cash		(59,463)	0	0
Increase / (Decrease) in Cash and Cash Equivalents		(31,129,293)	2,660,467	(16,999,013)
Cash and Cash Equivalents at the Beginning of the Period		76,589,129	73,928,661	90,927,673
Cash and Cash Equivalents at the End of the Period		€ 45,459,836	€ 76,589,129	€ 73,928,661

[1]	In financial years 2017 and 2016, the statement of comprehensive income only comprised components which will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.